Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 21,195	$ 18,278
Short-term lease cost	1,685	768
Finance Lease Cost [Abstract]
Amortization of right-of-use assets	743	0
Interest on lease liabilities	303	0
Total lease costs	$ 23,926	$ 19,046